Exceptional items	6 Months Ended
Jun. 30, 2025
Text Block1 [Abstract]
Exceptional items
7.	Exceptional items
IAS 1
Presentation of financial statements
requires that material items of income and expense be disclosed separately. Exceptional items are items that in management’s judgment need to be disclosed by virtue of their size or incidence so that a user can obtain a proper understanding of the company’s financial information.

For the six-month period ended 30 June Million US dollar	2025	2024

Restructuring	(47)	(59)
Business and asset disposal (incl. impairment losses)	(47)	(60)
Net impact on profit from operations	(94)	(119)

Exceptional net finance income/(expense)	368	(530)
Exceptional share of results of associates	9	104
Exceptional taxes	17	(133)
Exceptional non-controlling interest	5	3
Net impact on profit	305	(675)
The exceptional restructuring charges for the
six-month
period ended 30 June 2025 were (47)m US dollar (30 June 2024: (59)m US dollar). These charges primarily relate to organizational alignments as a result of operational improvements across our supply chain and our commercial and support functions. These changes aim to eliminate overlapping organizations or duplicated processes, taking into account the matching of employee profiles with new organizational requirements. These one-time
expenses provide the company with a lower cost base and bring a stronger focus to AB InBev’s core activities, quicker decision-making and improvements to efficiency, service and quality.
Business and asset disposals (including impairment losses) amounted to (47)m US dollar for the six-month
period ended 30 June 2025 mainly comprising of impairment of non-core
assets (30 June 2024: (60)m US dollar).
The company reported exceptional net finance income of 368m US dollar for the six-month
period ended 30 June 2025 (30 June 2024: net finance expenses of (530)m US dollar) – see Note 8
Finance expense and income
.
The company reported exceptional share of results of associates of 9m US dollar from its associate Anadolu Efes for the six month-period ended 30 June 2025 (30 June 2024: 104m US dollar from Anadolu Efes’ adoption of IAS 29 hyperinflation accounting on their 2023 results) – see Note 13
Investments in associates
.
All the amounts referenced above are before income taxes. The exceptional taxes amounted to 17m US dollar (decrease of income taxes) for the six-month
period ended 30 June 2025 (30 June 2024: increase of income taxes by (133)m US dollar). The exceptional taxes for the six-month
period ended 30 June 2024 mainly included the net impact of (240)m US dollar exceptional tax expense (4.5 billion South African rand) following the resolution of South African tax matters (refer to Note 21
Contingencies
)
and the release of tax provisions.